JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

June 27, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Equity Index Fund and

JPMorgan Small Cap Growth Fund (the “Funds”)

File No. 811-4236 and 2-95973

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 215 under the 1933 Act (Amendment No. 216 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the Amendment”).

This Amendment is being filed to register Class R3 and Class R4 for the JPMorgan Core Bond Fund, Class R3, Class R4 and Class R5 Shares for the JPMorgan Core Plus Bond Fund, Class R6 Shares for JPMorgan Equity Index Fund, and Class R5 Shares for JPMorgan Small Cap Growth Fund. If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary